Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
(formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund)
December 31, 2021 (Unaudited)
		Principal amount°	Value (US $)
Sovereign Bonds — 81.28%Δ
Brazil — 7.09%
Brazil Letras do Tesouro Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$ 174,807
7.22% 1/1/24 ^	BRL	7,300,000	1,062,961
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	9,045,000	1,587,419
Series F 10.00% 1/1/31	BRL	672,000	115,717
			2,940,904
Chile — 1.86%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	96,441
144A 2.80% 10/1/33 #	CLP	115,000,000	100,832
4.50% 3/1/26	CLP	90,000,000	101,748
144A 4.70% 9/1/30 #	CLP	40,000,000	44,077
144A 5.00% 10/1/28 #	CLP	235,000,000	267,530
5.00% 3/1/35	CLP	70,000,000	76,162
6.00% 1/1/43	CLP	70,000,000	85,408
			772,198
Colombia — 3.73%
Colombian TES
5.75% 11/3/27	COP	1,420,600,000	315,752
6.00% 4/28/28	COP	1,141,600,000	253,973
6.25% 7/9/36	COP	320,300,000	64,959
7.00% 3/26/31	COP	778,500,000	176,895
7.00% 6/30/32	COP	1,042,100,000	234,054
7.25% 10/18/34	COP	885,100,000	199,660
7.25% 10/26/50	COP	421,700,000	89,355
7.75% 9/18/30	COP	896,000,000	215,146
			1,549,794
Czech Republic — 4.86%
Czech Republic Government Bonds
0.25% 2/10/27	CZK	5,900,000	233,126
0.95% 5/15/30	CZK	8,230,000	321,697
1.00% 6/26/26	CZK	9,840,000	407,985
1.25% 2/14/25	CZK	3,010,000	129,250
1.50% 4/24/40	CZK	1,700,000	63,769
1.75% 6/23/32	CZK	1,720,000	71,191
2.00% 10/13/33	CZK	4,250,000	178,544
2.40% 9/17/25	CZK	4,400,000	194,955
2.50% 8/25/28	CZK	4,860,000	214,716
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Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
(formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund) (Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Czech Republic (continued)
Czech Republic Government Bonds
2.75% 7/23/29	CZK	4,470,000	$ 200,707
			2,015,940
Dominican Republic — 0.37%
Dominican Republic International Bond 9.75% 6/5/26	DOP	8,000,000	155,222
			155,222
Hungary — 2.41%
Hungary Government Bonds
1.00% 11/26/25	HUF	50,000,000	136,934
1.50% 4/22/26	HUF	65,000,000	178,796
1.50% 8/26/26	HUF	29,820,000	81,268
2.50% 10/24/24	HUF	55,710,000	164,170
2.75% 12/22/26	HUF	55,000,000	157,622
3.00% 10/27/38	HUF	8,510,000	21,222
6.00% 11/24/23	HUF	42,520,000	135,700
6.75% 10/22/28	HUF	36,100,000	125,742
			1,001,454
Indonesia — 12.55%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	23,841,000,000	1,704,526
6.625% 5/15/33	IDR	4,980,000,000	352,731
7.125% 6/15/42	IDR	2,270,000,000	163,491
7.50% 8/15/32	IDR	1,105,000,000	82,608
7.50% 6/15/35	IDR	5,300,000,000	390,179
7.75% 4/15/31	IDR	979,000,000	74,937
8.25% 5/15/29	IDR	2,683,000,000	210,219
8.375% 9/15/26	IDR	570,000,000	45,170
8.375% 3/15/34	IDR	8,290,000,000	653,767
8.75% 5/15/31	IDR	12,961,000,000	1,049,838
8.75% 2/15/44	IDR	1,353,000,000	111,525
9.00% 3/15/29	IDR	2,800,000,000	227,585
9.50% 7/15/31	IDR	290,000,000	24,630
9.50% 5/15/41	IDR	1,307,000,000	114,858
			5,206,064
Malaysia — 4.89%
Malaysia Government Bonds
2.632% 4/15/31	MYR	675,000	149,801
3.733% 6/15/28	MYR	1,820,000	445,096
3.757% 5/22/40	MYR	2,816,000	645,770
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(Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Malaysia (continued)
Malaysia Government Bonds
3.828% 7/5/34	MYR	200,000	$ 47,809
3.899% 11/16/27	MYR	2,087,000	516,826
4.232% 6/30/31	MYR	650,000	163,380
4.392% 4/15/26	MYR	236,000	59,555
			2,028,237
Mexico — 8.80%
Mexican Bonos
5.50% 3/4/27	MXN	34,500,000	1,546,978
7.75% 5/29/31	MXN	2,740,000	135,375
7.75% 11/23/34	MXN	4,510,000	222,091
7.75% 11/13/42	MXN	1,500,000	71,164
8.00% 11/7/47	MXN	600,000	29,087
8.50% 5/31/29	MXN	23,000,000	1,189,574
8.50% 11/18/38	MXN	5,128,100	263,899
10.00% 11/20/36	MXN	3,270,000	192,048
			3,650,216
Peru — 4.70%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	40,618
5.40% 8/12/34	PEN	496,000	113,464
5.94% 2/12/29	PEN	782,000	200,744
6.15% 8/12/32	PEN	4,362,000	1,098,230
Peruvian Government International Bonds
6.35% 8/12/28	PEN	1,000,000	263,805
6.90% 8/12/37	PEN	300,000	76,557
6.95% 8/12/31	PEN	586,000	157,591
			1,951,009
Poland — 0.15%
Republic of Poland Government Bond 2.50% 7/25/27	PLN	272,000	62,674
			62,674
Romania — 3.15%
Romania Government Bonds
3.25% 4/29/24	RON	580,000	129,963
3.25% 6/24/26	RON	180,000	38,974
3.70% 11/25/24	RON	185,000	41,625
4.00% 10/25/23	RON	700,000	160,243
4.15% 1/26/28	RON	500,000	110,996
4.15% 10/24/30	RON	205,000	43,956
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Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
(formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund) (Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Romania (continued)
Romania Government Bonds
4.40% 9/25/23	RON	1,400,000	$ 322,618
4.85% 4/22/26	RON	900,000	207,872
5.00% 2/12/29	RON	505,000	116,373
5.80% 7/26/27	RON	560,000	134,883
			1,307,503
Russia — 8.27%
Russian Federal Bonds - OFZ
5.70% 5/17/28	RUB	15,970,000	186,415
6.00% 10/6/27	RUB	25,057,000	298,954
6.10% 7/18/35	RUB	17,353,000	191,022
6.90% 5/23/29	RUB	20,755,000	255,799
7.25% 5/10/34	RUB	28,638,000	353,166
7.40% 7/17/24	RUB	45,000,000	589,489
7.65% 4/10/30	RUB	15,000,000	192,892
7.70% 3/23/33	RUB	26,651,000	341,933
7.70% 3/16/39	RUB	11,208,000	142,039
8.15% 2/3/27	RUB	44,128,000	585,118
8.50% 9/17/31	RUB	21,753,000	295,167
			3,431,994
South Africa — 8.35%
Republic of South Africa Government Bonds
6.50% 2/28/41	ZAR	1,840,021	76,506
7.00% 2/28/31	ZAR	8,697,600	460,383
8.00% 1/31/30	ZAR	12,004,364	695,477
8.25% 3/31/32	ZAR	6,500,000	368,337
8.50% 1/31/37	ZAR	4,897,009	259,784
8.75% 1/31/44	ZAR	4,580,705	239,213
8.75% 2/28/48	ZAR	9,704,755	506,740
8.875% 2/28/35	ZAR	11,082,558	624,537
9.00% 1/31/40	ZAR	4,310,342	234,518
			3,465,495
Thailand — 8.95%
Thailand Government Bonds
1.585% 12/17/35	THB	16,661,000	458,102
1.60% 12/17/29	THB	5,655,000	166,267
1.60% 6/17/35	THB	839,000	23,305
2.00% 12/17/31	THB	8,812,000	266,559
2.125% 12/17/26	THB	14,369,000	447,715
2.40% 12/17/23	THB	17,600,000	544,967
4    NQ-IECAX [12/21] 2/22 (2028218)

(Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Thailand (continued)
Thailand Government Bonds
2.875% 12/17/28	THB	36,937,000	$ 1,191,402
2.875% 6/17/46	THB	5,000,000	151,645
3.30% 6/17/38	THB	10,220,000	337,708
3.40% 6/17/36	THB	2,440,000	81,566
3.775% 6/25/32	THB	1,286,000	45,149
			3,714,385
Turkey — 0.53%
Turkey Government Bonds
9.00% 7/24/24	TRY	900,000	50,480
10.40% 3/20/24	TRY	450,000	27,281
10.60% 2/11/26	TRY	856,637	42,738
12.40% 3/8/28	TRY	130,848	6,291
12.60% 10/1/25	TRY	1,700,000	94,066
			220,856
Ukraine — 0.47%
Ukraine Government International Bond 11.67% 11/22/23	UAH	5,394,000	195,326
			195,326
Uruguay — 0.15%
Uruguay Government International Bonds
8.25% 5/21/31	UYU	1,109,152	23,997
8.50% 3/15/28	UYU	1,637,000	36,501
			60,498
Total Sovereign Bonds (cost $35,448,622)			33,729,769
	Number of shares
Short-Term Investments — 14.93%
Money Market Mutual Fund — 14.93%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.03%)	6,196,871	6,196,871
Total Short-Term Investments (cost $6,196,871)		6,196,871
Total Value of Securities—96.21% (cost $41,645,493)		39,926,640

Receivables and Other Assets Net of Liabilities—3.79%		1,573,444
Net Assets Applicable to 4,799,114 Shares Outstanding—100.00%		$41,500,084
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ-IECAX [12/21] 2/22 (2028218)    5

Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
(formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund) (Unaudited)
Δ	Securities have been classified by country of origin.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $508,880, which represents 1.23% of the Fund's net assets.
The following foreign currency exchange contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	(1,462,824)	USD	261,876	1/3/22	$—	$(592)
JPMCB	CLP	845,387,978	USD	(1,021,000)	1/28/22	—	(32,657)
JPMCB	KZT	907,695,004	USD	(2,070,000)	1/28/22	—	(10,598)
JPMCB	PLN	14,952,702	USD	(3,622,000)	1/28/22	81,947	—
MS	TRY	129,918	USD	(12,963)	1/12/22	—	(3,237)
Total Foreign Currency Exchange Contracts						$81,947	$(47,084)
The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
JPMCB – JPMorgan Chase Bank
MS – Morgan Stanley
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
DOP – Dominican Peso
HUF – Hungarian Forint
IDR – Indonesian Rupiah
KZT – Kazakhstani Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
6    NQ-IECAX [12/21] 2/22 (2028218)

(Unaudited)
Summary of currencies: (continued)
RON – Romania Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
UAH – Ukrainian Hryvna
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand
NQ-IECAX [12/21] 2/22 (2028218)    7